Investments in associates and joint arrangements	12 Months Ended
Mar. 31, 2019
Investments in associates and joint arrangements
Investments in associates and joint arrangements

 12. Investments in associates and joint arrangements

The Group holds interests in an associate in Kenya, where we have significant influence, as well as in a number of joint arrangements in the UK, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements” in note 1 to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in associates are carried in the consolidated statement of financial position at cost as adjusted for post- acquisition changes in the Group’s share of the net assets of the associate, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of an associate in excess of the Group’s interest in that associate are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

Joint operations

The Company’s principal joint operation has share capital consisting solely of ordinary shares and is indirectly held, and principally operates in the UK. The financial and operating activities of the operation are jointly controlled by the participating shareholders and are primarily designed for all but an insignificant amount of the output to be consumed by the shareholders.

		Country of
		incorporation or	Percentage[1]
Name of joint operation	Principal activity	registration	shareholdings
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2019 rounded to the nearest tenth of one percent.

Joint ventures and associates

	2019	2018
	€m	€m
Investment in joint ventures	3,399	2,097
Investment in associates	553	441
31 March	3,952	2,538

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Company’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

		Country of
		incorporation or	Percentage[1]
Name of joint venture	Principal activity	registration	shareholdings
Vodafone Idea Limited[2,3]	Network operator	India	45.2
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0
Indus Towers Limited	Network infrastructure	India	42.0
Vodafone Hutchison Australia Pty Limited	Network operator	Australia	50.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2019 rounded to the nearest tenth of one percent.
2	At 31 March 2019 the fair value of Vodafone Idea Limited was INR 123 billion (€1,580 million) based on the quoted share price on the National Stock Exchange of India
3	Vodafone Idea was formed on 31 August 2018 following the combination of Vodafone India Ltd with Idea Cellular Limited.

The following table provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the income statement, statement of comprehensive income and statement of financial position.

				(Loss)/profit from			Other comprehensive			Total comprehensive
	Investment in joint ventures			continuing operations			income			(expense)/income
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Vodafone Idea Limited	1,392	—	—	(903)	—	—	(1)	—	—	(904)	—	—
VodafoneZiggo Group Holding B.V.	1,842	2,119	2,736	(239)	(398)	(160)	4	1	2	(235)	(397)	(158)
Indus Towers Limited	601	893	1,032	55	135	98	—	—	—	55	135	98
Vodafone Hutchison Australia Pty Limited	(484)	(979)	(1,156)	(23)	32	(59)	—	—	—	(23)	32	(59)
Other	48	64	77	(14)	(15)	(14)	—	—	—	(14)	(15)	(14)
Total	3,399	2,097	2,689	(1,124)	(246)	(135)	3	1	2	(1,121)	(245)	(133)

Summarised financial information for each of the Group’s material joint ventures on a 100% ownership basis is set out below.

	Vodafone Idea	VodafoneZiggo Group						Vodafone Hutchison
	Limited	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2019	2019	2018	2017	2019	2018	2017	2019	2018	2017
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Income statement
Revenue	3,379	3,868	3,972	1,014	2,227	2,477	2,379	2,290	2,518	2,287
Operating expenses	(2,999)	(2,169)	(2,285)	(581)	(1,438)	(1,478)	(1,402)	(1,634)	(1,745)	(1,694)
Depreciation and amortisation	(1,364)	(2,012)	(2,232)	(764)	(305)	(303)	(407)	(494)	(483)	(473)
Other expense	(253)	—	—	—	—	—	—	—	—	—
Operating (loss)/profit	(1,237)	(313)	(545)	(331)	484	696	570	162	290	120
Interest Income	56	—	6	23	11	16	22	3	3	3
Interest expense	(817)	(602)	(543)	(117)	(79)	(74)	(91)	(240)	(230)	(240)
(Loss)/profit before tax	(1,998)	(915)	(1,082)	(425)	416	638	501	(75)	63	(117)
Income tax	1	437	287	105	(238)	(316)	(267)	—	1	—
(Loss)/profit from continuing operations	(1,997)	(478)	(795)	(320)	178	322	234	(75)	64	(117)

	Vodafone Idea	VodafoneZiggo Group					Vodafone Hutchison
	Limited	Holding B.V.			Indus Towers Limited		Australia Pty Limited
	2019	2019	2018		2019	2018	2019	2018
	€m1	€m	€m		€m	€m	€m	€m
Statement of financial position
Non-current assets	22,577	17,665	18,721		1,511	1,598	2,971	3,241
Current Assets	3,814	875	773		749	520	334	194
Total Assets	26,391	18,540	19,494		2,260	2,118	3,305	3,435
Equity shareholders’ funds	3,696	3,684	4,238		699	828	(2,144)	(2,168)
Non-current Liabilities	15,137	12,489	13,303		465	476	4,590	4,478
Current Liabilities	7,558	2,367	1,953		1,096	814	859	1,125
Cash and cash equivalents within current assets	138	288	355		42	15	243	104
Non-current liabilities excluding trade and other payables and provisions	(13,828)	(12,009)	(12,510)		(133)	(136)	(4,580)	(4,453)
Current liabilities excluding trade and other payables and provisions	(4,289)	(1,272)	(822)	[2]	(590)	(396)	(203)	(464)

Note:

1	Includes certain amounts subject to an indemnification mechanism agreed as part of the formation of Vodafone Idea. See note 28 “Contingent liabilities and legal proceedings for more detail.
2	Certain liabilities have been reclassified from trade and other payables to short-term borrowings.

The Group has provided expanded financial information in respect of Vodafone Idea Limited and VodafoneZiggo Group Holding B.V for the year ended 31 March 2019.

	Vodafone Idea	VodafoneZiggo Group
	Limited	Holding B.V.
	2019	2019	2018	2017
	€m	€m	€m	€m
Statement of financial position
Goodwill	82	7,373	7,373
Other intangible assets	14,503	5,357	6,492
Property, plant and equipment	6,571	4,709	4,803
Investment in associates and joint ventures	734	—	—
Deferred tax assets	—	—	—
Trade and other receivables	687	226	53
Non-current assets	22,577	17,665	18,721
Taxation recoverable	1,443	—	—
Trade and other receivables	1,366	544	368
Other Investments	866	—	—
Cash and cash equivalents	138	288	355
Other	1	43	50
Current Assets	3,814	875	773
Total Assets	26,391	18,540	19,494

Equity shareholders’ funds	3,696	3,684	4,238

Long-term borrowings	13,797	11,365	11,424
Deferred tax liabilities	—	644	1,086
Trade and other payables	198	463	762
Provisions	1,111	17	31
Other	31	—	—
Non-current Liabilities	15,137	12,489	13,303
Short-term borrowings	4,289	1,272	822
Provisions	521	28	28
Trade and other payables	2,748	1,067	1,103
Current Liabilities	7,558	2,367	1,953
Total equity and liabilities	26,391	18,540	19,494

Statement of cash flows
Cash flows from operating activities	378	1,561	1,638	691
Cash flows from investing activities	(637)	(199)	(367)	(183)
Cash flows from financing activities	(342)	(1,429)	(1,189)	(3,293)
Net cash(outflow)/inflow	(601)	(67)	82	(2,785)
Cash and cash equivalents at beginning of the financial year	—	355	273	—
Cash and cash equivalents on formation	716	—	—	3,042
Exchange gain	12	—	—	16
Cash and cash equivalents at the end of the financial year	127	288	355	273

The Group received a dividend from Indus Towers Limited of €141 million in the year to 31 March 2019 (2018: €138 million; 2017: €126 million) and a dividend of €200 million from VodafoneZiggo Group Holding B.V. (2018: €220 million; 2017: €76 million).

Reconciliation of summarised financial information

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below:

	Vodafone Idea	VodafoneZiggo Group						Vodafone Hutchison
	Limited	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2019	2019	2018	2017	2019	2018	2017	2019	2018	2017
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	3,696	3,684	4,238	—	699	828	—	(2,144)	(2,168)	—
Interest in joint ventures[1]	1,671	1,842	2,119	—	294	348	—	(1,072)	(1,084)	—
Impairment	(279)	—	—	—	—	—	—	—	—	—
Goodwill	—	—	—	—	564	545	—	106	105	—
Investment proportion not recognised as it is held for sale	—	—	—	—	(257)	—	—	482	—	—
Carrying value	1,392	1,842	2,119	—	601	893	—	(484)	(979)	—

(Loss)/profit from continuing operations	(1,997)	(478)	(795)	(320)	178	322	234	(75)	64	(117)
Share of (loss)/profit[1]	(903)	(239)	(398)	(160)	75	135	98	(38)	32	(59)
(Loss)/profit proportion not recognised as it is held for sale	—	—	—	—	(20)	—	—	15	—	—
Share of (loss)/profit	(903)	(239)	(398)	(160)	55	135	98	(23)	32	(59)

Note:

1The Group’s effective ownership percentage of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Indus Towers Limited and Vodafone Hutchinson Australia Pty Limites are 45.2%,  50%,42% and 50%, respectively, rounded to the nearest tenth of one percent.

Associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of
		incorporation or	Percentage[1]
Name of associate	Principal activity	registration	shareholdings
Safaricom Limited[2,3]	Network operator	Kenya	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2019 rounded to the nearest tenth of one percent.
2	The Group also holds two non-voting shares.
3	At 31 March 2019 the fair value of Safaricom Limited was KES 441 billion (€3,898 million) based on the closing quoted share price on the Nairobi Stock Exchange.

The following table provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement, statement of comprehensive income and consolidated statement of financial position.

	Investment in		Profit from		Other comprehensive		Total comprehensive
	associates		continuing operations		expense		income

	2019	2018	2019	2018	2019	2018	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m
Total	553	441	216	187	—	—	216	187

Vodacom and Safaricom

On 15 May 2017, the Group announced that its wholly-owned subsidiary, Vodafone International Holdings B.V. (‘VIHBV’), had agreed to transfer part of its indirect shareholding in Safaricom Limited (‘Safaricom’) to Vodacom Group Limited (‘Vodacom’), its sub-Saharan African subsidiary. On 18 July 2017, Vodacom shareholders voted in favour of the transaction. The transaction completed on 7 August 2017, with the Group being issued with 233.5 million new shares in Vodacom, increasing Vodafone Group’s shareholding in Vodacom from 65.0% to 69.7%. Vodafone retains an indirect stake of 5% in Safaricom.

On 5 September 2017, the Group announced that VIHBV intended to sell approximately 90 million ordinary shares in Vodacom (the ‘Placing Shares’) to institutional investors by way of an accelerated bookbuild process (the ‘Placing’). The Placing Shares represented 5.2% of Vodacom’s ordinary share capital. The objective of the Placing was to ensure that Vodacom meets the free float requirement and to restore Vodafone’s shareholding in Vodacom to a percentage that is broadly similar to that which it held prior to implementation of the Safaricom Transaction.

It was further announced on 6 September 2017 that VIHBV had sold an aggregate of 90 million ordinary shares in Vodacom raising gross proceeds of approximately €955 million. Following the completion of the Placing, Vodafone Group indirectly owns 64.5% of Vodacom's ordinary share capital.